NET REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Disclosure of net revenues	Net revenues are as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Cars and spare parts	2,835,170	2,925,721	2,535,245
Engines	150,655	198,308	284,546
Sponsorship, commercial and brand	390,002	538,238	505,701
Other	83,963	104,348	94,829
Total net revenues	3,459,790	3,766,615	3,420,321